Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 14,877	₩ 18,489
Temporary differences not recognized as deferred income tax assets	₩ 631	₩ 751